Long-Term Debt - Raquel Sale and Leaseback (Details) - Knutsen Shuttle Tankers 19 AS - Raquel Sale & Leaseback $ in Millions	1 Months Ended
Dec. 31, 2020 USD ($)
Long-Term Debt
Lease period	10 years
Gross sales price	$ 94.3
Net proceeds	$ 38.0